Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Balance at beginning of the year	$ 1,872,083	$ 1,855,909
Foreign currency translation adjustment	1,255	107
Increase in goodwill related to acquisition	84,925	16,067
Balance at end of the year	1,958,263	1,872,083
All other
Goodwill
Balance at beginning of the year	17,862	1,688
Foreign currency translation adjustment	1,255	107
Increase in goodwill related to acquisition	84,925	16,067
Balance at end of the year	104,042	17,862
Bigo [Member]
Goodwill
Balance at beginning of the year	1,854,221	1,854,221
Balance at end of the year	$ 1,854,221	$ 1,854,221